CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 2,377,930	$ 98,012	$ 88,648
Related party advance	200,000	0
Accounts receivable			5,600
Total Current Assets	2,577,930	98,012	94,248
OTHER ASSETS
Other assets	3,282	0
Licenses, net of amortization	550,700	619,763	436,555
TOTAL ASSETS	3,131,912	717,775	530,803
CURRENT LIABILITIES
Accounts payable	454,525	350,899	320,785
Accrued expenses	29,920	159,771	120,492
Management fee and patent liabilities - related parties	250,082	468,782	240,082
Convertible notes payable, net of discount of $0 and $409,649, respectively	0	788,701	1,062,266
Notes payable, net of discount of $2,219,430 and $0, respectively	2,743,430	0
Advances from related party	17,300	10,800	10,800
Derivative liabilities	0	38,741,832	6,847,877
Total Current Liabilities	3,495,257	40,520,785	8,602,302
TOTAL LIABILITIES		40,520,785	8,602,302
STOCKHOLDERS' DEFICIT
Preferred Stock Value		0	0
Common Stock Value	2,458	1,537	45
Additional paid-in capital	38,434,192	22,082,689	17,490,462
Accumulated deficit	(38,802,995)	(61,890,236)	(25,565,006)
TOTAL STOCKHOLDERS' DEFICIT	(363,345)	(39,803,010)	(8,071,499)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,131,912	717,775	530,803
Preferred Stock Series C [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	0	0	3,000
Preferred Stock Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	3,000	$ 3,000	$ 3,000
Preferred Stock Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock Value	$ 0